Shares in subsidiaries	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Shares in subsidiaries
Note 15. Shares in subsidiaries
Since March 2018, SEKETT AB is a wholly owned, non-active, subsidiary to AB Svensk Exportkredit with a share capital of Skr 50 thousand.

	December 31, 2025		December 31, 2024
Skr mn	Carrying amount	Number of shares	Carrying amount	Number of shares
SEKETT AB (org. nr 559132–9668)	0	50	0	50